Ordinary Shares (Details) - USD ($)		6 Months Ended
	Jan. 23, 2025	Apr. 30, 2025	Oct. 31, 2024	Jan. 06, 2022
Ordinary Shares (Details) [Line Items]
Authorized share capital		500,000,000		500,000,000
Shares of par value (in Dollars per share)		$ 0.0001		$ 0.0001
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Aggregate ordinary shares	1,250,000
Net proceeds (in Dollars)	$ 3,035,285
Ordinary shares issued		15,000,000	15,000,000
Shareholders [Member]
Ordinary Shares (Details) [Line Items]
Shares issued		15,000,000
Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Shares of par value (in Dollars per share)	$ 4
Shares issued		1,250,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001